Business Combinations (Details) - Golden Harvests L L C [Member]	12 Months Ended
Oct. 31, 2022 USD ($) shares
Reserve Quantities [Line Items]
Cash paid, shares | shares
Cash paid | $	$ 479,000
Cash payable, shares | shares
Cash payable | $	$ 370,537
Common shares issued, shares | shares	825,000
Common shares issued | $	$ 122,376
Common shares issuable, shares | shares	200,000
Common shares issuable | $	$ 35,806
Total, shares | shares	1,025,000
Total | $	$ 1,007,719